UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Income Opportunities Fund	January 31, 2016

(Unaudited)

Schedule of Investments

	Par†		Value
HIGH YIELD SECURITIES - 69.7%
Air Freight & Logistics - 4.2%
XPO Logistics, Inc.
7.875%, 09/01/2019 (a)	5,317,000		$5,303,708
6.500%, 06/15/2022 (a)	4,986,000		4,462,470
			9,766,178
Banks - 3.3%
Novo Banco SA
0.000%, 02/19/2049 (a) (g) (i)	EUR	8,602,000	908,554
0.000%, 02/27/2051 (a) (g) (i)	EUR	3,601,000	390,094
0.000%, 04/09/2052 (g) (i)	EUR	246,000	26,649
SquareTwo Financial Corp.
11.625%, 04/01/2017 (d) (e)	14,720,000		6,329,600
			7,654,897
Building Products - 5.0%
Builders FirstSource, Inc.
10.750%, 08/15/2023 (a)	2,678,000		2,507,278
New Enterprise Stone & Lime Co., Inc.
13.000%, 03/15/2018 (c) (d) (e)	8,843,516		9,020,386
			11,527,664
Chemicals - 4.7%
Platform Specialty Products Corp.
10.375%, 05/01/2021 (a)	6,534,000		6,109,290
Univar, Inc.
6.750%, 07/15/2023 (a)	5,387,000		4,767,495
			10,876,785
Communications Equipment - 1.1%
Riverbed Technology, Inc.
8.875%, 03/01/2023 (a)	2,772,000		2,532,915

Construction Materials - 5.6%
Cemex Materials LLC
7.700%, 07/21/2025 (a)	13,760,000		12,865,600

Diversified Telecommunicaiton Services - 1.2%
Zayo Group LLC.
6.375%, 05/15/2025	2,917,000		2,829,490

Electric Utilities - 2.5%
Dynegy, Inc.
7.375%, 11/01/2022	3,077,000		2,723,145
7.625%, 11/01/2024	3,507,000		3,086,160
			5,809,305
Electronic Equipment, Instruments & Components - 3.6%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (a)	9,594,000		8,346,780

Hotels, Restaurants & Leisure - 2.7%
ClubCorp Club Operations, Inc.
8.250%, 12/15/2023 (a)	3,218,000		3,073,190
MGM Resorts International
8.625%, 02/01/2019	2,947,000		3,280,379
			6,353,569

	Par†		Value
HIGH YIELD SECURITIES - 69.7% (continued)
Household Durables - 0.1%
The Hillman Group, Inc.
6.375%, 07/15/2022 (a)	354,000		$295,590

Insurance - 3.7%
Hub International Ltd.
7.875%, 10/01/2021 (a)	5,000,000		4,387,500
Towergate
8.750%, 04/02/2020 (a) (d) (e) (g)	GBP	3,310,813	4,045,344
			8,432,844
IT Services - 0.9%
iPayment Investors LP
9.500%, 12/15/2019 (a) (d) (e)	2,068,147		2,088,828

Machinary - 0.7%
Nesco
6.875%, 02/15/2021 (a)	2,797,000		1,678,200

Media - 7.9%
Block Communications, Inc.
7.250%, 02/01/2020 (a)	418,000		414,865
Cequel Communications Holdings LLC
7.750%, 07/15/2025 (a)	7,151,000		6,400,145
Clear Channel International BV
8.750%, 12/15/2020 (a)	1,586,000		1,562,210
Clear Channel Outdoor, Inc., Series B
7.625%, 03/15/2020	3,815,000		3,142,606
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (g)	3,872,000		3,513,840
5.500%, 08/01/2023 (g)	4,150,000		3,309,625
			18,343,291
Oil, Gas & Consumable Fuels - 4.4%
Bill Barrett Corp.
7.000%, 10/15/2022	7,699,000		4,292,193
Hilcorp Energy I LP (Hilcorp Finance Co.)
7.625%, 04/15/2021 (a)	2,864,000		2,599,080
The Williams Cos., Inc.
4.550%, 06/24/2024	5,038,000		3,287,743
			10,179,016
Road & Rail - 2.4%
The Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (a)	5,531,000		5,399,639

Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc.
5.250%, 01/15/2024 (a)	3,979,000		3,232,938

	Par†	Value
HIGH YIELD SECURITIES - 69.7% (continued)
Software - 1.5%
Datatel, Inc.
9.000%, 09/30/2023 (a)	516,000	$479,815
TIBCO Software, Inc.
11.375%, 12/01/2021 (a)	3,594,000	2,983,020
		3,462,835
Specialty Retail - 7.1%
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	4,408,000	3,713,740
J.C. Penney Corp., Inc.
7.950%, 04/01/2017	298,000	303,960
5.750%, 02/15/2018	1,617,000	1,528,065
8.125%, 10/01/2019	7,272,000	6,675,696
5.650%, 06/01/2020	2,516,000	2,075,700
The Mens Wearhouse, Inc.
7.000%, 07/01/2022	3,010,000	2,152,150
		16,449,311
Textiles, Apparel & Luxury Goods - 1.3%
Hot Topic, Inc.
12.000%, 05/15/2019 (a) (c)	1,184,000	1,038,960
9.250%, 06/15/2021 (a)	2,168,000	1,940,360
		2,979,320
Wireless Telecommunication Services - 4.4%
GCI, Inc.
6.750%, 06/01/2021	5,100,000	5,061,750
6.875%, 04/15/2025	4,076,000	3,994,480
Sprint Corp.
7.875%, 09/15/2023	1,642,000	1,174,030
		10,230,260
TOTAL HIGH YIELD SECURITIES (amortized cost $189,513,734)		161,335,255

LEVERAGED LOANS - 66.1%
Aerospace & Defense - 1.6%
Sequa Corp., TL 1L 12/12
5.250%, 06/19/2017 (b)	5,493,930	3,616,846

Building Products - 6.8%
Gypsum Management & Supply, Inc., TL 2L 03/14
7.750%, 04/01/2022 (b)	8,621,960	8,248,328
Hanson Building Products North America, TL 1L B 02/15
6.500%, 03/14/2022 (b)	8,082,595	7,617,846
		15,866,174
Chemicals - 1.2%
Emerald Performance Materials LLC, TL 2L 07/14
7.750%, 08/01/2022 (b)	268,490	254,114
Platform Specialty Products Corp., TL 1L 10/15
5.500%, 06/05/2020 (b)	2,598,597	2,423,192
		2,677,306

	Par†		Value
LEVERAGED LOANS - 66.1% (continued)
Communications Equipment - 0.0%
Riverbed Technology, Inc., TL 1L 02/15
6.000%, 04/25/2022 (b)	32,249		$32,005

Diversified Telecommunication Services - 4.8%
Lightower Fiber LLC, TL 2L 04/13
8.000%, 04/12/2021 (b)	11,523,828		11,091,684

Electronic Equipment, Instruments & Components - 2.4%
TTM Technologies, Inc., TL 1L B 02/15
6.000%, 05/31/2021 (b)	6,591,909		5,512,484

Energy Equipment & Services - 0.6%
Proserv Acquisition LLC, TL 1L B1 12/14 (US Tranche)
6.375%, 12/22/2021 (b) (g)	1,181,606		804,969
Proserv Acquisition LLC, TL 1L B2 12/14 (UK Tranche)
6.375%, 12/22/2021 (b) (g)	693,551		472,482
			1,277,451
Food & Staples Retailing - 5.5%
Brake Bros Ltd., TL 2L D2B 10/07
6.821%, 03/13/2017 (b) (c) (g)	GBP	4,607,492	6,542,665
California Pizza Kitchen, Inc., TL 1L B 07/11
5.251%, 03/29/2018 (b)	4,898,042		4,524,566
Grocery Outlet, Inc., TL 2L 09/14
9.250%, 10/21/2022 (b)	1,805,430		1,767,065
			12,834,296
Food Products - 3.7%
CSM Bakery Products, TL 2L 07/13
8.750%, 07/03/2021 (b) (e)	5,300,000		5,061,500
CTI Foods Holding Co. LLC, TL 2L 05/13
8.250%, 06/28/2021 (b)	3,800,000		3,496,000
			8,557,500
Health Care Providers & Services - 0.4%
Genoa (QoL), TL 2L 03/15
8.750%, 04/28/2023 (b)	1,044,260		984,215

Health Care Technology - 0.2%
Greenway Medical Technologies, TL 2L 10/13
9.250%, 11/04/2021 (b)	476,428		428,785

Hotels, Restaurants & Leisure - 5.4%
Caesars Entertainment Operating Co., Inc., TL 1L B6 01/08
9.000%, 03/01/2017 (b) (j)	10,469,808		9,182,911
Caesars Entertainment Operating Co., Inc., TL 1L B7 05/14
11.000%, 03/01/2017 (b) (j)	4,028,914		3,333,927
			12,516,838
Household Durables - 0.0%
Algeco Scotsman Global Sarl, TL PIK 04/13
15.750%, 05/01/2018 (c) (d) (e) (g)	392,494		65,401

	Par†	Value
LEVERAGED LOANS - 66.1% (continued)
IT Services - 3.9%
iPayment Investors LP, TL 1L B 05/11
6.750%, 05/08/2017 (b) (d) (e)	9,522,742	$9,121,454

Leisure Products - 1.1%
BRG Sports, TL 2L 04/14
10.250%, 04/15/2022 (b)	2,809,440	2,556,590

Media - 1.9%
Learfield Communications, Inc., TL 2L 10/13
8.750%, 10/08/2021 (b)	3,835,790	3,797,432
NEP Broadcasting LLC, TL 2L 01/13
10.000%, 07/22/2020 (b)	711,260	673,919
		4,471,351
Oil, Gas & Consumable Fuels - 1.2%
MEG Energy Corp., TL 1L B 03/11
3.750%, 03/31/2020 (b) (g)	3,413,028	2,671,923

Software - 17.6%
Applied Systems, Inc., TL 2L 01/14
7.500%, 01/24/2022 (b)	10,432,773	9,723,345
Deltek, Inc., TL 2L 06/15
9.500%, 06/26/2023 (b)	7,346,780	7,163,110
iParadigms Holdings LLC, TL 2L 07/14
8.250%, 07/29/2022 (b)	5,719,710	5,605,316
Misys Ltd., TL 2L 06/12
12.000%, 06/12/2019	1,000,000	1,047,500
RedPrairie Corp., TL 1L 12/13
6.000%, 12/21/2018 (b)	2,398,994	2,120,530
RedPrairie Corp., TL 2L 12/12
11.250%, 12/21/2019 (b)	9,231,528	7,362,144
TIBCO Software, Inc., TL 1L 10/14
6.500%, 12/04/2020 (b)	6,928,628	5,958,620
Triple Point Technology, Inc., TL 1L 07/13
5.250%, 07/10/2020 (b)	2,512,999	1,843,913
		40,824,478
Specialty Retail - 5.1%
David’s Bridal, Inc., TL 1L B 10/12
5.250%, 10/11/2019 (b)	6,172,918	5,317,537
Gymboree Corp., TL 1L 02/11
5.000%, 02/23/2018 (b)	7,767,509	4,107,963
Savers, Inc., TL 1L C 07/12
5.000%, 07/09/2019 (b)	3,405,751	2,418,083
		11,843,583
Trading Companies & Distributors - 1.9%
Maxim Crane Works LP (Maxim Finance Corp.), TL 2L B 11/13
10.250%, 11/26/2018 (b)	4,493,151	4,347,124

	Par†	Value
LEVERAGED LOANS - 66.1% (continued)
Transportaion Infrastructure - 0.8%
Commercial Barge Lines Co., TL 1L 10/15
9.750%, 11/06/2020 (b)	2,036,200	$1,812,218
TOTAL LEVERAGED LOANS (amortized cost $169,349,385)		153,109,706

COLLATERALIZED DEBT OBLIGATION - 0.7%
Diversified Financial Services - 0.7%
OHA Credit Partners XII, Class E Notes
7.286%, 01/23/2027 (a) (b) (e)	1,799,210	1,677,655
TOTAL COLLATERALIZED DEBT OBLIGATION (amortized cost $1,696,015)		1,677,655

	Shares
COMMON STOCKS - 5.7%
Diversified Financial Services - 1.1%
Invesco Dynamic Credit Opportunities Fund	63,600		646,812
Nuveen Credit Strategies Income Fund	84,784		636,728
Prudential Global Short Duration High Yield Fund, Inc.	62,808		878,684
Wells Fargo Advantage Income Opportunities Fund	64,184		454,422
			2,616,646
Health Care Providers & Services - 4.2%
Amedisys, Inc. (d) (e) (f)	271,040		9,689,680

Insurance - 0.3%
Towergate Sun NewCo Common Shares A (d) (e) (f) (g)	GBP	8,597	—
Towergate TopCo Common (d) (e) (f) (g)	GBP	540,649	741,871
			741,871
IT Services - 0.1%
iPayment Investors LP (d) (e) (f)	160,426		271,280
TOTAL COMMON STOCKS (cost $7,956,677)			13,319,477

PREFERRED STOCK - 1.9%
Insurance - 1.9%
Towergate Sun NewCo Preference B (d) (e) (f) (g)	GBP	3,194,971	4,384,094
TOTAL PREFERRED STOCK (cost $4,736,869)			4,384,094
TOTAL INVESTMENTS (amortized cost $373,252,680††) (h) - 144.1%			333,826,187
LIABILITIES EXCEEDING OTHER ASSETS, NET - (44.1)% NET			(102,226,763)
ASSETS - 100.0%			$231,599,424

†	In U.S. Dollars unless otherwise indicated.
††	At January 31, 2016, the tax basis cost of the Fund’s investments was $373,371,765 and the unrealized appreciation and depreciation were $6,000,590 and $(45,546,168), respectively.
EUR	Euro
GBP	Great British Pound
TL	Term Loan
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of January 31, 2016 was $95,205,263, which represent 41.1% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2016.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of January 31, 2016 was $45,757,938 and represented 19.8% of net assets.

(e)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2016 was $52,497,093 and represented 22.7% of net assets.
(f)	Non-income producing security.
(g)	Non-U.S. security.
(h)	All investments are held as collateral for the Fund’s credit facility.
(i)	Zero coupon security.
(j)	Security in default

The following table presents information about the Fund’s assets and liabilities measured on a recurring basis as of January 31, 2016, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

	Level 1	Level 2	Level 3	Total
Investments in securities
High yield securities	$—	$161,335,255	$—	$161,335,255
Leveraged loans	—	153,044,305	65,401	153,109,706
Collateralized debt obligation	—	—	1,677,655	1,677,655
Common stocks	9,689,680	2,616,646	1,013,151	13,319,477
Preferred stock	—	—	4,384,094	4,384,094
Cash equivalents	1,035,833	—	—	1,035,833
Total investments in securities and cash equivalents	$10,725,513	$316,996,206	$7,140,301	$334,862,020

The following table represents the Fund’s investments categorized by country of risk as fo January 31, 2016:

% of Net Assets
United States	132.1%
United Kingdom	7.3%
Luxembourg	3.0%
Canada	1.1%
Portugal	0.6%
144.1%
Liabilities Exceeding Other Assets, Net	(44.1)%
100.0%

The following table details the restricted securities held by the Fund as of January 31, 2016:

	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Algeco Scotsman Global Sarl, TL PIK 04/13, 15.750%, 05/01/2018	392,494	09/17/2013	$378,836	$65,401	0.0%
Amedisys, Inc., Common Stock	271,040	08/05/2013-08/08/2013	3,799,456	9,689,680	4.2%
iPayment Investors LP, TL 1L B 05/11 , 6.750%, 05/08/2017	9,522,742	08/14/2013-06/11/2014	9,443,073	9,121,454	3.9%
iPayment Investors LP, Common Stock	160,426	12/29/2014-06/29/2015	662,720	271,280	0.1%
iPayment Investors LP, 9.500%, 12/15/2019	2,068,147	12/29/2014	2,068,147	2,088,828	0.9%
New Enterprise Stone & Lime Co., Inc., 13.000%, 03/15/2018	8,843,516	06/30/2015-08/17/2015	9,259,835	9,020,386	3.9%
SquareTwo Financial Corp., 11.625%, 04/01/2017	14,720,000	07/30/2013-07/01/2014	14,917,129	6,329,600	2 .7%
Towergate Sun NewCo Common Shares A	8,597	04/02/2015	15	—	0.0%
Towergate Sun NewCo Preference B	3,194,971	04/02/2015	4,736,869	4,384,094	1.9%
Towergate TopCo Common	540,649	04/02/2015	815,841	741,871	0.3%
Towergate, 8.750%, 04/02/2020	3,310,813	04/02/2015	5,029,106	4,045,344	1.7%

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2016:

	Leveraged Loans	Collateralized Debt Obligation	Common Stocks	Preferred Stock
Beginning Balance at October 31, 2015	$80,638	$—	$1,928,936	$5,339,071
Purchases	—	1,695,755	—
Transfer in and/or out of Level 3 (1)	—	—	—	—
Settlements	29,996	259	—	—
Net Change in Appreciation/(Depreciation)	(45,233)	(18,359)	(915,785)	(954,977)
Balance as of January 31, 2016	$65,401	$1,677,655	$1,013,151	$4,384,094
Net Change in Appreciation/(Depreciation) on Investments held at January 31, 2016	$(45,233)	$(18,359)	$(915,785)	$(954,977)

(1) During the quarter ended January 31, 2016, there were no transfers into or out of Level 3. The Fund’s policy is to recognize transfers at the beginning of each reporting period.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2016:

Financial Asset	Fair Value as of January 31, 2016	Valutaion Technique (1)	Unobservable Inputs (2)	Ranges (Weighted Average) (3)
Leveraged Loan	$65,401	Yield Analysis	Yield	158%
			EBIDTA Multiple	8.2x
			Net Leverage	9.3x
		Liquidation Analysis	N/A	$0
		Broker Quotes	Offered Quotes	11.67-17.33
Collateralized Debt	$1,677,655	Yield Analysis	Discount Margin	8%
Obligation		Discounted Cash Flow	Probability of Default	2%
			Loss Severity	30%
Common Stock	$1,013,151	Market Comparables	LTM EBIDTA Multiple	2.0x–8.0x(3.6x)
			Fwd EBIDTA Multiple	2.1x-7.4x(3.5.x)
			Illiquidity Discount	10%-10%(10)%
Preferred Stock	$4,384,094	Market Comparables	LTM EBIDTA Multiple	2.0x
			Fwd EBIDTA Multiple	2.1x
			Illiquity Discount	10%

(1)              For the assets that have more than one valuation technique, the Partnership may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Partnership considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)              The significant unobservable inputs used in the fair value measurement of the Partnership’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments; market valuations of comparable companies; and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3)              Weighted average amounts are based on the estimated fair values.

Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Income Opportunities Fund

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	03/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	03/24/2016

By (Signature and Title)	/s/ Roshan Chagan
Roshan Chagan, Treasurer and Chief Financial Officer

Date	03/24/2016